STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)															1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
		Jul. 02, 2024	Jun. 25, 2024	May 30, 2024	Apr. 12, 2024	Apr. 03, 2024	Jan. 29, 2024	Jan. 23, 2024	Jan. 05, 2024	Dec. 28, 2023	Jul. 20, 2023	Jul. 17, 2023	May 19, 2023	Feb. 01, 2023	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Apr. 05, 2024	Mar. 29, 2024	Jan. 10, 2024	Jan. 04, 2024	Jan. 05, 2023	Dec. 15, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																25,000,000			25,000,000		10,000,000	10,000,000				25,000,000
Common stock, shares authorized																400,000,000			400,000,000		300,000,000	300,000,000				400,000,000
Authorized capital total																										425,000,000
Fair value deemed																$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, par value																										$ 0.0001
Member equity																						$ 2,526,104
Settlement o note payable																				$ 170,000	$ 170,000
Redemption price percentage						130.00%
Redemption shares outstanding						75,000
Cumulative dividends rate						10.00%
Accrued dividends rate						105.00%
Beneficial conversion feature, description						No Investor will be able to convert the Series B Preferred into an amount that would result in the Investor (or its affiliates) beneficially owning more than 4.99% of the outstanding shares of the Company with an investor option to go to 9.99%.
Warrant exercise price									$ 0.55
Proceeds from series B offering																			4,222,000
Proceeds from warrants																			$ 650,001		$ 267,000
Common stock, shares issued																25,386,814			25,386,814		15,134,545	0
Common stock, shares outstanding																25,386,814			25,386,814		15,134,545	0
Number of shares restricted																			10,252,269		300,000
Warrants to purchase shares									2,750,001
Payment for warrant issuance									$ 650,000
Consideration received and deemed dividend										$ 1,075,000
Deemed dividend									$ 862,289										$ 862,289		$ 1,075,000
Convertible notes payable																					$ 2,595,000
Unreimbursed advances												$ 100,000
Titan Trucking LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired													65.00%
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value						$ 10.00
Redemption price percentage						130.00%
Subsequent Event [Member] | Titan Environmental Solutions Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																										25,000,000
Common stock, shares authorized																										400,000,000
Authorized capital total																										425,000,000
Fair value deemed																										$ 0.0001
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative dividends rate						15.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																								$ 0.06
Warrants to purchase shares																								5,000,000
Note Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												38,800,764
Convertible notes payable												$ 1,944,000
Accrued interest												$ 75,263
WTI Global Inc [Member] | Titan Trucking LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																													7.00%
WTI Global Inc [Member] | Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Settlement o note payable														$ 170,000
Debt Instrument, Interest Rate, Effective Percentage														2.254%
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																												12.00%
Issuance of 422,200 Series B Preferred Stock due to Offering															$ 50,000
Michaelson Capital [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																							16.00%
Michaelson Capital [Member] | Subsequent Event [Member] | Titan Trucking LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of 422,200 Series B Preferred Stock due to Offering															$ 50,000
Cavalry Fund ILP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price										$ 0.55
Warrants to purchase shares										2,500,000
Payment for warrant issuance										$ 300,000
Payment for issuance fees										$ 33,000
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																										630,900
Preferred stock, par value																$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Convertible into shares of common stock																100			100
Preferred stock, liquidation preference																$ 1,000			$ 1,000
Preferred stock, shares issued																1,397,900			1,397,900		630,900	0
Preferred stock, shares outstanding																1,397,900			1,397,900		630,900	0
Preferred stock value																$ 140			$ 140		$ 63
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | Titan Environmental Solutions Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																										630,900
Preferred stock, par value																										$ 0.0001
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value																					$ 0.0001	$ 0.0001
Convertible into shares of common stock																100			100		100
Preferred stock, shares issued																					0	0
Preferred stock, shares outstanding																					0	0
Redemption shares outstanding						75,000
Conversion price						$ 0.05
Conversion percentage						125.00%
Debt instrument conversion feature, description						If the Common Stock price equals or exceeds $1.00 for 20 consecutive Trading Days, with a daily trading volume over $1,000,000, and Equity Conditions are met, the Corporation can mandate conversion.
Preferred stock value
Series B Convertible Preferred Stock [Member] | Board Of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																									1,360,000
Preferred stock, par value																									$ 10.00
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued																527,792			527,792
Preferred stock, shares outstanding																527,792			527,792		0
Stock issued during period, shares, new issues				42,220,000
Shares issued				422,200
Numbe of shares issued, value				$ 4,222,000
Expected term				1 year 2 months 1 day
Dividend rate				10.00%
Interest rate				8.12%
Preferred stock value				$ 3,955,916
Issuance of 422,200 Series B Preferred Stock due to Offering																$ 1,568,895			$ 1,568,895
Series B Preferred Stock [Member] | Board Of Directors [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						1,360,000
Series B Preferred Stock [Member] | Series B Preferred Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												220,135
Series B Preferred Stock [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues											1,250,000
Series A Rights [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues								100,000
Series A Rights [Member] | Series B Preferred Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												22,013,500
Series A Rights [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues											108,729,363	108,729,363
Common Stock [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												14,118,233
Series B Rights [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues							10,152,269
Series B Rights [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues											30,388,873	30,388,873
Series B Preferred Stock Offering [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants term																									5 years
Warrant exercise price																									$ 0.06
Series A Right Share [Member] | Series B Preferred Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value deemed												$ 2.90
Series A Right Share [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value deemed											$ 1.80
Series A Right Share [Member] | Note Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value deemed												$ 2.90
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												7,000,000
Series A Preferred Stock [Member] | Board Of Directors [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																											630,900
Series A Preferred Stock [Member] | Rights Exchanges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Recognized income loss on equity																					$ 116,591,322
Series B Right Share [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value deemed											$ 1.80
Series A Rights Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues																			176,443,627
Series B Rights Outstanding [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues																			20,236,601
Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value																					$ 0.0001	$ 0.0001
Convertible into shares of common stock																					100
Preferred stock, liquidation preference																					$ 1,000
Preferred stock, shares issued																					630,900	0
Preferred stock, shares outstanding																					630,900	0
Preferred stock value																					$ 63
Series C Convertible Preferred Stock [Member] | Merger Agreement [Member] | Titan Trucking L L C Reverse Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions													630,900
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period													70,100
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																25,000,000			25,000,000		10,000,000
Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																1,242,900			1,242,900
Preferred stock, shares issued																					0
Preferred stock, shares outstanding																					0
Preferred Stock [Member] | Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																1,360,000			1,360,000
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Redemption value					$ 65,000
Stock Issued During Period, Shares, Acquisitions																	1,470,135	[1]			1,470,135
Preferred Stock [Member] | Series B Preferred Stock [Member] | Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues			100,592
Preferred stock value																$ 1,378			$ 1,378
Redemption value			$ 1,307,696
Preferred Stock [Member] | Series B Preferred Stock [Member] | Michaelson Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues					5,000
Preferred stock value																$ 1,082			1,082
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions	[2]															552,000	630,900
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																					300,000,000
Stock Issued During Period, Shares, Acquisitions																	33,952,778	[1]			33,952,778
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues		100
Common Stock [Member] | REI Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues											14,118,233
Common Stock [Member] | Series B Preferred Stock [Member] | Series B Preferred Exchange Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												5,000,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues				8,444,000
Warrants term				7 years
Proceeds from warrants																			$ 2,653,105
Warrant outstanding				42,220,000
Warrant [Member] | Purchase Agreement Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues				8,440,000
Warrants term				7 years
Warrant [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants term				5 years
Warrant exercise price				$ 0.06
Shares issued				422,200
Numbe of shares issued, value				$ 4,222,000

[1]	On January 10, 2024, the Company redomiciled and its pre-existing Series A class of Preferred Stock and Series B class of Preferred stock were eliminated (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect these changes.
[2]	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect this change.